UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Financial Services
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total: $253,219
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1912 61210.000 SH      Sole                61210.000
Abbott Laboratories            COM              002824100     1869 30493.000 SH      Sole                30493.000
Abercrombie & Fitch Co.        COM              002896207     1215 24500.000 SH      Sole                24500.000
Accenture Ltd.                 COM              G1151C101     1690 26195.000 SH      Sole                26195.000
Air Products & Chemicals       COM              009158106     1675 18244.000 SH      Sole                18244.000
Apache Corp.                   COM              037411105     2842 28294.000 SH      Sole                28294.000
Apple Computer                 COM              037833100     8225 13719.000 SH      Sole                13719.000
Baker Hughes Inc               COM              057224107     1376 32809.000 SH      Sole                32809.000
Barrick Gold                   COM              067901108     1853 42619.000 SH      Sole                42619.000
Baxter International Inc.      COM              071813109     2000 33455.000 SH      Sole                33455.000
Becton Dickinson & Co.         COM              075887109     1722 22182.000 SH      Sole                22182.000
Berkshire Hills Bancorp Inc.   COM              084680107      714 31153.000 SH      Sole                31153.000
Boeing Co.                     COM              097023105     1910 25688.000 SH      Sole                25688.000
Chevron Corp.                  COM              166764100     3223 30062.000 SH      Sole                30062.000
Coca Cola Co.                  COM              191216100     1833 24771.000 SH      Sole                24771.000
Cognizant Technology Solutions COM              192446102     2618 34023.000 SH      Sole                34023.000
Colgate Palmolive Co.          COM              194162103     6445 65918.000 SH      Sole                65918.000
ConocoPhillips                 COM              20825C104     4800 63156.000 SH      Sole                63156.000
Covidien PLC                   COM              G2554F113     2429 44418.000 SH      Sole                44418.000
Cummins Inc.                   COM              231021106     3262 27174.000 SH      Sole                27174.000
Deere & Co.                    COM              244199105     1633 20185.000 SH      Sole                20185.000
Dollar Tree, Inc.              COM              256746108     3464 36665.000 SH      Sole                36665.000
DuPont de Nemours              COM              263534109     1339 25317.000 SH      Sole                25317.000
EMC Corp.                      COM              268648102     1651 55249.000 SH      Sole                55249.000
Eastern Insurance Holdings, In COM              276534104      883 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1873 37583.000 SH      Sole                37583.000
Exelis Inc.                    COM              30162A108      487 38928.000 SH      Sole                38928.000
Exxon Mobil Corp.              COM              30231G102     5249 60522.999 SH      Sole                60522.999
Family Dollar Stores, Inc.     COM              307000109     1781 28139.000 SH      Sole                28139.000
General Electric Co.           COM              369604103      508 25306.000 SH      Sole                25306.000
General Mills                  COM              370334104     3016 76463.000 SH      Sole                76463.000
Google, Inc.                   COM              38259P508     2982 4651.000 SH       Sole                 4651.000
HSBC Holdings PLC ADR          COM              404280406     1180 26588.000 SH      Sole                26588.000
Harris Corp.                   COM              413875105     2092 46409.000 SH      Sole                46409.000
Honeywell International Inc.   COM              438516106     1925 31530.000 SH      Sole                31530.000
Intel Corp.                    COM              458140100     2933 104312.000 SH     Sole               104312.000
International Business Machine COM              459200101     3348 16045.000 SH      Sole                16045.000
J M Smucker Co.                COM              832696405     1657 20368.000 SH      Sole                20368.000
JP Morgan Chase & Co.          COM              46625H100     2056 44709.000 SH      Sole                44709.000
Johnson & Johnson              COM              478160104     3387 51351.000 SH      Sole                51351.000
Johnson Controls Inc.          COM              478366107     2324 71544.000 SH      Sole                71544.000
KeyCorp                        COM              493267108      134 15707.000 SH      Sole                15707.000
Lockheed Martin Corp.          COM              539830109     1677 18661.000 SH      Sole                18661.000
M&T Bank Corp.                 COM              55261F104     4081 46977.000 SH      Sole                46977.000
Marathon Oil Corporation       COM              565849106     1294 40812.000 SH      Sole                40812.000
Mattel, Inc.                   COM              577081102     2093 62180.000 SH      Sole                62180.000
McCormick & Co. Inc.           COM              579780206     2255 41434.000 SH      Sole                41434.000
McDonalds Corp.                COM              580135101     2144 21854.000 SH      Sole                21854.000
McKesson Corp.                 COM              58155Q103     3002 34198.000 SH      Sole                34198.000
Medtronic, Inc.                COM              585055106     1341 34209.000 SH      Sole                34209.000
Microsoft Corp.                COM              594918104     4490 139208.000 SH     Sole               139208.000
Mosaic Co.                     COM              61945C103     1541 27880.000 SH      Sole                27880.000
NextEra Energy, Inc. (Formerly COM              65339f101     1739 28469.000 SH      Sole                28469.000
Nike Inc.                      COM              654106103     3070 28308.000 SH      Sole                28308.000
Norfolk Southern               COM              655844108     1541 23409.000 SH      Sole                23409.000
Northern Superior Resources In COM              665804100        5 20000.000 SH      Sole                20000.000
Occidental Petroleum Corp.     COM              674599105      950 9977.000 SH       Sole                 9977.000
Oracle Corp.                   COM              68389X105     1981 67940.000 SH      Sole                67940.000
PPG Industries Inc.            COM              693506107     2016 21040.000 SH      Sole                21040.000
PPL Corporation                COM              69351T106     1807 63950.000 SH      Sole                63950.000
Pepsico Inc.                   COM              713448108     1858 27996.000 SH      Sole                27996.000
Procter & Gamble Co.           COM              742718109     4086 60793.000 SH      Sole                60793.000
QUALCOMM, Inc.                 COM              747525103     3240 47602.000 SH      Sole                47602.000
Rayonier Inc.                  COM              754907103     1489 33763.000 SH      Sole                33763.000
Raytheon Co.                   COM              755111507     1755 33245.000 SH      Sole                33245.000
Sanofi-Aventis ADR             COM              80105N105     1095 28259.000 SH      Sole                28259.000
Sirona Dental Systems Inc.     COM              82966C103     1930 37455.000 SH      Sole                37455.000
Spectra Energy                 COM              847560109     1664 52730.000 SH      Sole                52730.000
Sysco Corp                     COM              871829107     1318 44138.000 SH      Sole                44138.000
T. Rowe Price Group Inc.       COM              74144T108     3710 56818.000 SH      Sole                56818.000
Teva Pharmaceutical ADR        COM              881624209     2188 48555.000 SH      Sole                48555.000
The Bank of New York Mellon Co COM              064058100     2035 84339.000 SH      Sole                84339.000
Titan Medical Inc.             COM              88830X108       17 10000.000 SH      Sole                10000.000
Total ADR                      COM              89151E109     2094 40965.000 SH      Sole                40965.000
Tupperware Brands Corporation  COM              899896104     2884 45411.000 SH      Sole                45411.000
Unilever PLC ADR               COM              904767704     1989 60189.000 SH      Sole                60189.000
United Technologies Corp.      COM              913017109     1777 21431.000 SH      Sole                21431.000
VF Corp.                       COM              918204108     1382 9470.000 SH       Sole                 9470.000
Ventas Inc.                    COM              92276F100     1677 29372.000 SH      Sole                29372.000
Verizon Communications Inc.    COM              92343V104     1564 40901.000 SH      Sole                40901.000
Visa Inc.                      COM              92826C839     2531 21450.000 SH      Sole                21450.000
Waste Management Inc.          COM              94106L109     1810 51775.000 SH      Sole                51775.000
WellPoint Inc.                 COM              94973V107     2063 27960.000 SH      Sole                27960.000
Wisconsin Energy               COM              976657106     1141 32420.000 SH      Sole                32420.000
Xylem Inc.                     COM              98419M100     1781 64196.000 SH      Sole                64196.000
Yum Brands Inc.                COM              988498101     1699 23871.000 SH      Sole                23871.000
PowerShares DB Commodity Index ETF              73935S105     2731 94815.000 SH      Sole                94815.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107    12667 70097.000 SH      Sole                70097.000
SPDR Gold Trust                ETF              78463V107     5892 36343.000 SH      Sole                36343.000
Vanguard Dividend Appreciation ETF              921908844     8730 149102.000 SH     Sole               149102.000
Vanguard Emerging Markets      ETF              922042858    11053 254257.000 SH     Sole               254257.000
Vanguard REIT Index            ETF              922908553     3068 48195.000 SH      Sole                48195.000
iShares MSCI EAFE Index Fund   ETF              464287465    14591 265818.000 SH     Sole               265818.000
iShares Russell 1000 Growth In ETF              464287614     1433 21685.000 SH      Sole                21685.000
iShares Russell 2000 Index     ETF              464287655     5735 69256.000 SH      Sole                69256.000